GENERAL (Details 5) (Idit Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	Aug. 21, 2011
Fair value	$ 7,918
Weighted average rate	22.00%
Core Technology [Member]
Fair value	5,548
Weighted average rate	14.00%
Customer Relationships [Member]
Fair value	1,389
Weighted average rate	16.00%
Long Term Contracts [Member]
Fair value	$ 981
Weighted average rate	74.00%